DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Current [Abstract]
Ordinary		$ 2,008,861		$ 1,128,454
Related parties		24,679		117,688
Allowance for doubtful accounts		0		(19,703)
Total		2,033,540		1,226,439
Non-current [Abstract]
Ordinary		3,055		8,122
Related parties		0
Allowance for doubtful accounts		0		0
Total		3,055		8,122
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		19,703	[1]	1,389
Additions		0		19,703	[2]
Applications		0		(1,389)
Reversals		(19,703)	[2]	0
Balance at the end of period	[1]	0		19,703
Natural Gas Transportation [Member]
Current [Abstract]
Ordinary		890,370		405,388
Related parties		9,687		5,544
Non-current [Abstract]
Ordinary		0		0
Related parties		0		0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Ordinary		909,065		550,596
Non-current [Abstract]
Ordinary		0		0
Other Services [Member]
Current [Abstract]
Ordinary		209,426		172,470
Related parties		14,992		112,144
Non-current [Abstract]
Ordinary		3,055		8,122
Related parties		0		0
Argentine Pesos [Member]
Current [Abstract]
Total		960,693		568,500
Non-current [Abstract]
Total		0		0
U.S. Dollars [Member]
Current [Abstract]
Total		1,072,847		657,939
Non-current [Abstract]
Total		$ 3,055		$ 8,122

[1]	Corresponds to the best estimate made by TGS according to what is mentioned in note 5.b.
[2]	The total amount is recorded in Selling Expenses